DUE TO BANKS AND CORRESPONDENTS (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	S/ 8,397,111	S/ 7,954,271
Up to 3 months
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	1,917,829	2,169,022
From 3 months to 1 year
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	3,347,134	2,055,859
From 1 to 3 years [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	1,030,310	1,715,035
From 3 to 5 years [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	406,895	452,577
Over 5 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	S/ 1,694,943	S/ 1,561,778